Property And Equipment, Net - Summary of Property And Equipment Consist of The Following (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 529,127	$ 76,716	¥ 486,484
Accumulated depreciation	(277,298)	(40,204)	(161,046)
Property, Plant and Equipment, Net	251,829	36,512	325,438
Machinery And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	265,476	38,490	231,289
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,808	407	2,812
Furniture And Tools [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	19,031	2,759	15,723
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	51,774	7,507	48,068
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	187,379	27,167	161,037
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 2,659	$ 386	¥ 27,555